34. EARNING (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earning Loss Per Share
Earnings (loss) per share
	12.31.2017	12.31.2016	12.31.2015
Earning (loss) for continuing operations attributable to the equity holders of the Company	4,623	(93)	3,065
Weighted average amount of outstanding shares	1,971	1,736	1,347
Basic and diluted earnings (loss) per share for continuing operations	2.3455	(0.0536)	2.2760

(Loss) Earning for discontinued operations attributable to the equity holders of the Company	(17)	82	-
Weighted average amount of outstanding shares	1,971	1,736	1,347
Basic and diluted (loss) earnings per share for discontinued operations	(0.0086)	0.0472	-

Earning (loss) attributable to the equity holders of the Company	4,606	(11)	3,065
Weighted average amount of outstanding shares	1,971	1,736	1,347
Basic and diluted earnings (loss) per share	2.3369	(0.0063)	2.2760